UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Legg Mason Partners

Investment Grade Bond Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks as high a level of current income as is consistent with prudent investment management and preservation of capital.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was –0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing

Legg Mason Partners Investment Grade Bond Fund	I

Letter from the chairman continued

contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period ended June 30, 2008, both short- and long-term Treasury yields experienced periods of volatility. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended June 30, 2008, two-year Treasury yields fell from 3.05% to 2.63%. Over the same time frame, 10-year Treasury yields moved from 4.04% to 3.99%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexvi, returned a modest 1.13%.

Periods of increased investor risk aversion caused the high-yield bond market to produce weak results over the six months ended June 30, 2008. During that period, the Citigroup High Yield Market Indexvii returned -1.50%. While high-yield bond prices rallied in April and May, it was not enough to overcome several flights to quality that served to drag down the sector.

II	Legg Mason Partners Investment Grade Bond Fund

Performance review

For the six months ended June 30, 2008, Class A shares of Legg Mason Partners Investment Grade Bond Fund, excluding sales charges, returned -3.19%. The Fund’s unmanaged benchmark, the Lehman Brothers U.S. Credit Indexviii, returned -0.48% over the same time frame. The Fund’s former unmanaged benchmarks, the Lehman Brothers Long-Term Credit Bond Indexix and the Citigroup Credit 10yr+ Indexx, returned -2.62% and -2.38%, respectively, for the same period. The Lipper Corporate Debt Funds A-Rated Category Average1 returned -0.72% over the same time frame.

PERFORMANCE SNAPSHOT as of June 30, 2008 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Investment Grade Bond Fund — Class A Shares	-3.19%
Lehman Brothers U.S. Credit Index	-0.48%
Lehman Brothers Long-Term Credit Bond Index	-2.62%
Citigroup Credit 10yr+ Index	-2.38%
Lipper Corporate Debt Funds A-Rated Category Average[1]	-0.72%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class B shares returned -3.53%, Class C shares returned -3.45% and Class I shares returned -3.01% over the six months ended June 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
The 30-Day SEC Yields for the period ended June 30, 2008 for Class A, B, C and I shares were 5.18%, 4.76%, 4.68% and 5.88%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 28, 2008, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 1.10%, 1.80%, 1.80% and 0.66%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 171 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Investment Grade Bond Fund	III

Letter from the chairman continued

Special shareholder notice

Effective September 2, 2008, the name of the Fund is Legg Mason Partners Corporate Bond Fund. The Fund’s current investment objective, strategies and management remain unchanged.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the “Notes to financial statements” included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 31, 2008

IV	Legg Mason Partners Investment Grade Bond Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund is subject to interest rate and credit risks and fluctuations in share price as interest rates rise and fall. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund has greater sensitivity to changes in interest rates than a fund investing in securities with shorter maturities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Fund. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

viii	The Lehman Brothers U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

ix	The Lehman Brothers Long-Term Credit Bond Index is a broad-based unmanaged index of investment-grade corporate bonds.

[x]	The Citigroup Credit Index 10yr+ is an unmanaged broad-based index of corporate bonds with maturities greater than 10 years.

Legg Mason Partners Investment Grade Bond Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	(3.19)%	$1,000.00	$968.10	1.18%	$5.77
Class B	(3.53)	1,000.00	964.70	1.85	9.04
Class C	(3.45)	1,000.00	965.50	1.83	8.94
Class I	(3.01)	1,000.00	969.90	0.78	3.82

[1]	For the six months ended June 30, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,019.00	1.18%	$5.92
Class B	5.00	1,000.00	1,015.66	1.85	9.27
Class C	5.00	1,000.00	1,015.76	1.83	9.17
Class I	5.00	1,000.00	1,020.98	0.78	3.92

[1]	For the six months ended June 30, 2008.

[2]

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2008

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND
FACE AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES — 95.5%
CONSUMER DISCRETIONARY — 8.9%
	Automobiles — 1.2%
$3,850,000	Ford Motor Co., Notes, 7.450% due 7/16/31	$2,261,875
6,560,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33(h)	3,919,600
	Total Automobiles	6,181,475
	Household Durables — 1.1%
2,141,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	1,573,635
5,197,000	Lennar Corp., Senior Notes, 5.600% due 5/31/15(h)	3,826,291
	Total Household Durables	5,399,926
	Leisure Equipment & Products — 0.3%
1,300,000	Hasbro Inc., Senior Notes, 6.300% due 9/15/17	1,286,028
	Media — 5.4%
	Comcast Corp.:
4,030,000	6.400% due 5/15/38(h)	3,729,334
	Notes:
4,235,000	6.500% due 1/15/17(h)	4,267,080
1,926,000	6.450% due 3/15/37	1,798,114
3,850,000	News America Holdings Inc., Senior Debentures, 8.500% due 2/23/25(h)	4,357,615
1,910,000	News America Inc., Notes, 6.150% due 3/1/37	1,764,202
2,289,000	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.250% due 6/15/13	2,341,461
3,850,000	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24(h)	3,924,590
1,563,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	1,696,193
601,000	Time Warner Inc., Senior Debentures, 7.700% due 5/1/32	616,999
	Viacom Inc., Senior Notes:
1,440,000	5.750% due 4/30/11	1,444,288
1,070,000	8.625% due 8/1/12	1,128,150
	Total Media	27,068,026
	Multiline Retail — 0.9%
	Macy’s Retail Holdings Inc.:
3,965,000	Debentures, 6.650% due 7/15/24	3,217,803
1,350,000	Senior Notes, 5.875% due 1/15/13	1,253,995
	Total Multiline Retail	4,471,798
	TOTAL CONSUMER DISCRETIONARY	44,407,253
CONSUMER STAPLES — 3.6%
	Beverages — 1.2%
5,486,000	Diageo Capital PLC, Notes, 4.850% due 5/15/18(h)	5,024,781

See Notes to Financial Statements.

4	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Beverages — 1.2% continued
$910,000	Dr. Pepper Snapple Group Inc., Senior Notes, 6.820% due 5/1/18(a)	$915,375
	Total Beverages	5,940,156
	Food & Staples Retailing — 1.8%
948,000	CVS Corp., Senior Notes, 5.750% due 8/15/11	972,018
1,186,000	Delhaize Group, 6.500% due 6/15/17	1,198,353
2,887,000	Kroger Co., Senior Notes, 6.750% due 4/15/12	3,042,803
	Safeway Inc.:
750,000	Notes, 5.800% due 8/15/12	767,584
3,100,000	Senior Notes, 6.350% due 8/15/17	3,195,926
	Total Food & Staples Retailing	9,176,684
	Food Products — 0.3%
1,360,000	Tyson Foods Inc., Senior Notes, 6.850% due 4/1/16	1,242,691
	Tobacco — 0.3%
1,540,000	Reynolds American Inc., 7.625% due 6/1/16	1,612,092
	TOTAL CONSUMER STAPLES	17,971,623
ENERGY — 9.7%
	Energy Equipment & Services — 0.7%
685,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17(a)	657,829
2,760,000	Transocean Inc., 5.250% due 3/15/13	2,791,710
	Total Energy Equipment & Services	3,449,539
	Oil, Gas & Consumable Fuels — 9.0%
6,361,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31(h)	6,837,821
1,016,000	Apache Corp., Senior Notes, 6.000% due 1/15/37	1,000,291
1,710,000	DCP Midstream LLC, Senior Notes, 6.750% due 9/15/37(a)	1,624,791
2,040,000	Devon Financing Corp. ULC, Debentures, 7.875% due 9/30/31	2,416,417
2,200,000	EOG Resources Inc., Senior Notes, 5.875% due 9/15/17	2,218,746
	Gazprom, Loan Participation Notes:
1,694,000	6.212% due 11/22/16(a)	1,586,939
878,000	Senior Notes, 6.510% due 3/7/22(a)	790,200
354,000	Hess Corp., 7.875% due 10/1/29	407,120
1,070,000	Intergas Finance BV, 6.375% due 5/14/17(a)	954,975
2,470,000	KazMunaiGaz Finance Sub B.V., 8.375% due 7/2/13(a)	2,474,322
	Kinder Morgan Energy Partners LP:
2,040,000	Medium-Term Notes, 6.950% due 1/15/38	2,031,048
770,000	Senior Notes, 7.125% due 3/15/12	804,461
1,270,000	LUKOIL International Finance BV, 6.356% due 6/7/17(a)	1,203,325
	Pemex Project Funding Master Trust:
210,000	6.625% due 6/15/35(a)	208,237

See Notes to Financial Statements.

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Oil, Gas & Consumable Fuels — 9.0% continued
$12,475,000	Senior Bonds, 6.625% due 6/15/35(h)	$12,370,247
1,207,000	Petrobras International Finance Co., 5.875% due 3/1/18	1,167,101
2,479,000	Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17(a)	2,200,113
3,388,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	3,228,781
1,860,000	XTO Energy Inc., Senior Notes, 6.100% due 4/1/36	1,777,342
	Total Oil, Gas & Consumable Fuels	45,302,277
	TOTAL ENERGY	48,751,816
FINANCIALS — 44.1%
	Capital Markets — 7.8%
3,026,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17	2,801,344
835,000	Deutsche Bank AG, 4.875% due 5/20/13	822,277
3,680,000	Goldman Sachs Capital II, Junior Subordinated Bonds, 5.793% due 6/1/12(b)(c)	2,560,986
1,120,000	Goldman Sachs Group Inc., Senior Notes, 6.150% due 4/1/18	1,088,536
	Kaupthing Bank HF:
1,963,000	Notes, 5.750% due 10/4/11(a)	1,590,326
3,927,000	Subordinated Notes, 7.125% due 5/19/16(a)	2,771,131
4,812,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12(b)(c)	3,142,303
4,081,000	Lehman Brothers Holdings Inc., Subordinated Notes, 6.500% due 7/19/17(h)	3,781,671
	Merrill Lynch & Co. Inc.:
2,670,000	Senior Notes, 6.400% due 8/28/17	2,478,267
	Subordinated Notes:
5,790,000	5.700% due 5/2/17(h)	5,106,242
1,309,000	6.110% due 1/29/37	1,042,675
	Morgan Stanley:
1,750,000	6.625% due 4/1/18	1,661,074
5,460,000	Senior Notes, 5.250% due 11/2/12(h)	5,318,258
5,606,000	UBS Preferred Funding Trust, Subordinated Notes, Series 1, 6.243% due 5/15/16(b)(c)(h)	4,919,388
	Total Capital Markets	39,084,478
	Commercial Banks — 14.1%
3,280,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14(a)	3,304,600
2,820,000	BAC Capital Trust XI, Notes, 6.625% due 5/23/36	2,607,445
3,700,000	BAC Capital Trust XIV, Junior Subordinated Notes, 5.630% due 3/15/12(b)(c)	2,889,478
3,026,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16(a)(b)	2,961,289

See Notes to Financial Statements.

6	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Commercial Banks — 14.1% continued
	Barclays Bank PLC:
$1,150,000	7.700% due 4/25/18(a)(b)(c)	$1,175,862
3,680,000	Junior Subordinated Bonds, 7.434% due 12/15/17(a)(b)(c)(h)	3,457,441
1,232,000	Comerica Capital Trust II, Capital Securities, 6.576% due 2/20/37(b)	777,589
	Glitnir Banki HF:
1,963,000	Notes, 6.330% due 7/28/11(a)	1,593,230
3,758,000	Subordinated Bonds, 7.451% due 9/14/16(a)(b)(c)	2,264,684
2,857,000	Subordinated Notes, 6.693% due 6/15/16(a)(b)	1,838,337
2,472,000	HSBK Europe BV, 7.250% due 5/3/17(a)	2,163,000
	ICICI Bank Ltd., Subordinated Bonds:
735,000	6.375% due 4/30/22(a)(b)	659,757
438,000	6.375% due 4/30/22(a)(b)	396,531
1,980,000	Landsbanki Islands HF, 7.431% due 10/19/17(a)(b)(c)	1,251,952
1,760,000	Natixis, 10.000% due 4/30/18(a)(b)(c)(d)	1,478,136
7,323,000	RBS Capital Trust III, Subordinated Notes, 5.512% due 9/30/14(b)(c)(h)	6,372,475
4,364,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15(a)(b)(c)(h)	4,035,064
300,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes, 7.640% due 9/29/17(b)(c)	274,736
5,400,000	RSHB Capital, Notes, 7.125% due 1/14/14(a)(h)	5,352,480
1,863,000	Russian Agricultural Bank, Loan Participation Notes, 7.175% due 5/16/13(a)	1,869,986
5,272,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16(a)(b)(c)(h)	3,707,597
366,000	SunTrust Bank, Subordinated Notes, 5.450% due 12/1/17	328,441
2,256,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36(b)	1,796,972
1,420,000	SunTrust Preferred Capital I, 5.853% due 12/15/11(b)(c)	1,033,794
	TuranAlem Finance BV, Bonds:
1,948,000	8.250% due 1/22/37(a)	1,631,450
423,000	8.250% due 1/22/37(a)	354,791
4,090,000	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/11(b)(c)	2,782,767
	Wachovia Corp.:
1,124,000	Senior Notes, 5.750% due 6/15/17	1,038,344
3,811,000	Subordinated Notes, 5.625% due 10/15/16(h)	3,470,815
1,809,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	1,646,362

See Notes to Financial Statements.

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Commercial Banks — 14.1% continued
$6,010,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13(b)(c)(h)	$5,980,046
	Total Commercial Banks	70,495,451
	Consumer Finance — 4.1%
4,129,000	Aiful Corp., Notes, 6.000% due 12/12/11(a)(h)	3,415,038
	American Express Co.:
710,000	7.000% due 3/19/18	719,973
5,159,000	Subordinated Debentures, 6.800% due 9/1/66(b)(h)	4,776,966
1,000,000	Capital One Financial Corp., Senior Notes, 6.750% due 9/15/17	992,503
2,600,000	Ford Motor Credit Co., Senior Notes, 12.000% due 5/15/15	2,289,654
3,875,000	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	2,525,977
1,902,000	Nelnet Inc., Notes, 7.400% due 9/29/36(b)	1,244,315
	SLM Corp.:
540,000	8.450% due 6/15/18	518,891
	Medium-Term Notes:
3,325,000	5.000% due 10/1/13	2,878,206
454,000	5.050% due 11/14/14	386,082
816,000	5.625% due 8/1/33	616,189
	Total Consumer Finance	20,363,794
	Diversified Financial Services — 10.9%
3,734,000	AES El Salvador Trust, Senior Notes, 6.750% due 2/1/16(a)	3,371,907
1,752,000	AGFC Capital Trust I, 6.000% due 1/15/67(a)(b)	1,392,437
2,342,000	Capital One Bank, Notes, 5.750% due 9/15/10	2,334,918
2,680,000	Capital One Capital IV, Capital Securities, 6.745% due 2/17/37(b)	2,007,585
1,417,000	Capmark Financial Group Inc., 5.875% due 5/10/12	1,000,360
	Citigroup Inc.:
4,730,000	6.875% due 3/5/38(h)	4,578,522
750,000	Junior Subordinated Notes, 8.400% due 10/30/49(b)(c)	713,895
	General Electric Capital Corp.:
270,000	Medium-Term Notes, 6.750% due 3/15/32	272,679
50,000	Senior Notes, Medium-Term Notes, 6.150% due 8/1/37	47,072
2,400,000	Subordinated Debentures, 6.375% due 11/15/67(b)	2,273,849
1,240,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67(a)(b)	1,072,266
2,695,000	Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34	2,291,222
1,933,000	ILFC E-Capital Trust II, Bonds, 6.250% due 12/21/65(a)(b)	1,615,690
	International Lease Finance Corp.:
1,320,000	6.375% due 3/25/13	1,206,044
5,351,000	Notes, 5.875% due 5/1/13(h)	4,778,903

See Notes to Financial Statements.

8	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Diversified Financial Services — 10.9% continued
	JPMorgan Chase & Co., Subordinated Notes:
$3,882,000	6.625% due 3/15/12(h)	$4,006,469
3,850,000	6.125% due 6/27/17(h)	3,795,199
1,263,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16(b)(c)	1,096,409
	Residential Capital LLC:
4,000,000	8.500% due 5/15/10(a)(h)	3,380,000
5,238,000	9.625% due 5/15/15(a)	2,566,620
2,194,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17(a)(b)(c)	1,866,063
	TNK-BP Finance SA:
1,394,000	7.500% due 7/18/16(a)	1,322,488
1,170,000	Senior Notes, 7.875% due 3/13/18(a)	1,131,975
7,238,000	ZFS Finance USA Trust II, Bonds, 6.450% due 12/15/65(a)(b)(h)	6,429,696
	Total Diversified Financial Services	54,552,268
	Insurance — 3.9%
1,078,000	ACE INA Holdings Inc., Senior Notes, 5.700% due 2/15/17	1,036,599
1,771,000	Allstate Corp., 6.500% due 5/15/57(b)	1,552,003
2,064,000	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37	1,620,265
1,301,000	Chubb Corp., Junior Subordinated Notes, 6.375% due 3/29/67(b)	1,192,022
1,063,000	Everest Reinsurance Holdings Inc., 6.600% due 5/15/37(b)	759,561
	Hartford Financial Services Group Inc.:
550,000	6.300% due 3/15/18	550,400
500,000	8.125% due 6/15/38(b)	487,441
1,240,000	Liberty Mutual Group, Junior Subordinated Bonds, 7.800% due 3/15/37(a)	992,391
4,027,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36(h)	3,526,657
	Prudential Financial Inc.:
1,670,000	5.150% due 1/15/13	1,629,324
1,410,000	8.875% due 6/15/38(b)	1,411,902
4,066,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37(b)(h)	3,498,862
1,709,000	Willis North America Inc., Senior Notes, 5.625% due 7/15/15	1,538,690
	Total Insurance	19,796,117
	Real Estate Investment Trusts (REITs) — 0.6%
3,715,000	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	3,067,308
	Thrifts & Mortgage Finance — 2.7%
6,260,000	Countrywide Financial Corp., Medium-Term Notes, 5.800% due 6/7/12(h)	5,925,822

See Notes to Financial Statements.

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Thrifts & Mortgage Finance — 2.7% continued
	Washington Mutual Inc.:
$5,486,000	Notes, 4.200% due 1/15/10(h)	$4,774,499
3,842,000	Subordinated Notes, 4.625% due 4/1/14	2,807,968
	Total Thrifts & Mortgage Finance	13,508,289
	TOTAL FINANCIALS	220,867,705
HEALTH CARE — 5.1%
	Health Care Equipment & Supplies — 0.5%
1,072,000	Baxter International Inc., Senior Notes, 5.900% due 9/1/16	1,099,444
1,209,000	Hospira Inc., Senior Notes, 6.050% due 3/30/17	1,168,712
	Total Health Care Equipment & Supplies	2,268,156
	Health Care Providers & Services — 4.6%
2,695,000	Aetna Inc., Senior Notes, 6.000% due 6/15/16	2,670,211
1,671,000	Cardinal Health Inc., 5.800% due 10/15/16	1,638,068
3,303,000	HCA Inc., Senior Notes, 6.500% due 2/15/16	2,766,262
3,657,000	Humana Inc., Senior Notes, 6.300% due 8/1/18(h)	3,397,752
1,432,000	Quest Diagnostic Inc., Senior Notes, 5.125% due 11/1/10	1,431,146
5,236,000	UnitedHealth Group Inc., Senior Notes, 5.000% due 8/15/14(h)	4,953,570
2,603,000	Universal Health Services Inc., Notes, 7.125% due 6/30/16	2,679,487
3,380,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12(h)	3,460,779
	Total Health Care Providers & Services	22,997,275
	TOTAL HEALTH CARE	25,265,431
INDUSTRIALS — 2.9%
	Building Products — 0.6%
3,159,000	GTL Trade Finance Inc., 7.250% due 10/20/17(a)	3,179,066
	Commercial Services & Supplies — 0.4%
1,717,000	Waste Management Inc., Senior Notes, 7.750% due 5/15/32	1,915,693
	Industrial Conglomerates — 1.3%
	Tyco International Group SA:
4,000,000	6.875% due 1/15/21(a)(h)	4,006,512
40,000	Notes, 6.125% due 1/15/09	40,390
120,000	Senior Notes, 6.375% due 10/15/11	122,890
2,370,000	United Technologies Corp., Senior Notes, 5.400% due 5/1/35	2,209,644
	Total Industrial Conglomerates	6,379,436
	Road & Rail — 0.6%
2,988,000	Union Pacific Corp., Debentures, 6.625% due 2/1/29	3,037,589
	TOTAL INDUSTRIALS	14,511,784

See Notes to Financial Statements.

10	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND
FACE AMOUNT	SECURITY	VALUE

INFORMATION TECHNOLOGY — 0.7%
	IT Services — 0.7%
	Electronic Data Systems Corp., Notes:
$1,767,000	7.125% due 10/15/09	$1,822,805
1,540,000	7.450% due 10/15/29	1,696,757
	TOTAL INFORMATION TECHNOLOGY	3,519,562
MATERIALS — 3.8%
	Chemicals — 0.3%
830,000	Dow Chemical Co., 5.700% due 5/15/18	805,263
950,000	PPG Industries Inc., 5.750% due 3/15/13	966,908
	Total Chemicals	1,772,171
	Metals & Mining — 3.1%
7,469,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17(h)	7,892,044
6,689,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36(h)	6,245,754
1,220,000	Vedanta Resources PLC, 8.750% due 1/15/14(a)	1,224,587
	Total Metals & Mining	15,362,385
	Paper & Forest Products — 0.4%
1,979,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	2,039,870
	TOTAL MATERIALS	19,174,426
TELECOMMUNICATION SERVICES — 9.8%
	Diversified Telecommunication Services — 6.5%
1,633,000	AT&T Corp., Senior Notes, 8.000% due 11/15/31	1,880,003
3,230,000	AT&T Inc., 5.600% due 5/15/18(h)	3,157,335
1,155,000	British Telecommunications PLC, Bonds, 9.125% due 12/15/30	1,392,069
4,478,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16(h)	4,375,951
	Embarq Corp.:
2,718,000	Notes, 7.995% due 6/1/36	2,578,080
1,886,000	Senior Notes, 6.738% due 6/1/13	1,821,633
	France Telecom SA, Notes:
917,000	7.750% due 3/1/11	971,727
1,347,000	8.500% due 3/1/31	1,634,975
	Koninklijke KPN NV, Senior Notes:
1,709,000	8.000% due 10/1/10	1,809,115
1,725,000	8.375% due 10/1/30	1,988,471
1,848,000	SBC Communications Inc., Notes, 5.100% due 9/15/14	1,813,917
3,850,000	Telecom Italia Capital SpA, Senior Notes, 6.000% due 9/30/34	3,304,886
2,695,000	Telefonica Emisiones SAU, Senior Notes, 7.045% due 6/20/36	2,774,287

See Notes to Financial Statements.

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Diversified Telecommunication Services — 6.5% continued
	Verizon Global Funding Corp.:
	Notes:
$480,000	7.375% due 9/1/12	$518,361
1,540,000	7.750% due 6/15/32	1,652,890
144,000	Senior Notes, 5.850% due 9/15/35	127,322
514,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12	536,489
	Total Diversified Telecommunication Services	32,337,511
	Wireless Telecommunication Services — 3.3%
2,050,000	America Movil SAB de CV, 5.625% due 11/15/17	1,984,589
	New Cingular Wireless Services Inc.:
986,000	Notes, 8.125% due 5/1/12	1,080,855
2,830,000	Senior Notes, 8.750% due 3/1/31	3,367,077
	Sprint Capital Corp.:
1,320,000	Global Notes, 6.900% due 5/1/19	1,160,404
3,260,000	Notes, 8.750% due 3/15/32	3,112,648
1,540,000	Senior Notes, 8.375% due 3/15/12	1,525,790
4,774,000	Vodafone Group PLC, Notes, 5.000% due 9/15/15(h)	4,523,671
	Total Wireless Telecommunication Services	16,755,034
	TOTAL TELECOMMUNICATION SERVICES	49,092,545
UTILITIES — 6.9%
	Electric Utilities — 3.8%
	Commonwealth Edison Co.:
1,400,000	5.800% due 3/15/18	1,369,141
1,040,000	6.450% due 1/15/38	1,016,107
1,040,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14(a)	1,107,600
	Enersis SA, Notes:
186,000	7.375% due 1/15/14	197,787
264,000	7.400% due 12/1/16	283,018
	FirstEnergy Corp., Notes:
2,628,000	6.450% due 11/15/11	2,698,612
5,883,000	7.375% due 11/15/31(h)	6,415,682
2,605,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	2,519,835
3,080,000	Progress Energy Inc., Senior Notes, 7.750% due 3/1/31(h)	3,529,677
	Total Electric Utilities	19,137,459
	Gas Utilities — 0.7%
3,657,000	AGL Capital Corp., Senior Notes, 4.950% due 1/15/15(h)	3,417,902
	Independent Power Producers & Energy Traders — 1.3%
	Energy Future Holdings, Senior Notes:
10,000	10.875% due 11/1/17(a)	10,150

See Notes to Financial Statements.

12	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND
FACE AMOUNT	SECURITY	VALUE

	Independent Power Producers & Energy Traders — 1.3% continued
$3,160,000	11.250% due 11/1/17(a)(e)	$3,167,900
	TXU Corp., Senior Notes:
38,000	5.550% due 11/15/14	29,939
3,349,000	6.500% due 11/15/24	2,487,644
1,043,000	6.550% due 11/15/34	765,122
	Total Independent Power Producers & Energy Traders	6,460,755
	Multi-Utilities — 1.1%
5,467,000	Consolidated Edison Co. of New York, Senior Notes, 5.375% due 12/15/15(h)	5,440,999
	TOTAL UTILITIES	34,457,115
	TOTAL CORPORATE BONDS & NOTES (Cost — $522,632,940)	478,019,260
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
	Thornburg Mortgage Securities Trust:
1,908,774	6.216% due 9/25/37(b)	1,814,750
2,069,093	6.216% due 9/25/37(b)	1,978,884
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $3,942,337)	3,793,634
SOVEREIGN BONDS — 1.3%
	Mexico — 0.2%
	United Mexican States, Medium-Term Notes:
494,000	7.500% due 4/8/33	571,805
452,000	6.750% due 9/27/34	481,945
	Total Mexico	1,053,750
	Supranational — 1.1%
5,236,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12(h)	5,507,267
	TOTAL SOVEREIGN BONDS (Cost — $6,464,986)	6,561,017
SHARES
PREFERRED STOCKS — 0.5%
FINANCIALS — 0.5%
	Thrifts & Mortgage Finance — 0.5%
64,625	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%(b)	1,570,388
46,575	Federal National Mortgage Association (FNMA), 8.250%	1,068,896
	TOTAL PREFERRED STOCKS (Cost — $2,780,000)	2,639,284
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $535,820,263)	491,013,195

See Notes to Financial Statements.

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 1.3%
	U.S. Government Agency — 0.1%
$716,000	Federal National Mortgage Association (FNMA), Discount Notes, 2.088% due 12/15/08(f)(g) (Cost — $709,792)	$707,746
	Repurchase Agreement — 1.2%
5,909,000	Morgan Stanley tri-party repurchase agreement dated 6/30/08, 2.400% due 7/1/08; Proceeds at maturity — $5,909,394; (Fully collateralized by U.S. government agency obligation, 4.385% due 11/13/09; Market value — $6,063,586)(h) (Cost — $5,909,000)	5,909,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $6,618,792)	6,616,746
	TOTAL INVESTMENTS — 99.4% (Cost — $542,439,055#)	497,629,941
	Other Assets in Excess of Liabilities — 0.6%	3,250,230
	TOTAL NET ASSETS — 100.0%	$500,880,171

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	All or a portion of this security is segregated for open futures contracts and extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

14	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2008

ASSETS:
Investments, at value (Cost — $542,439,055)	$497,629,941
Cash	542
Dividends and interest receivable	8,471,181
Receivable for Fund shares sold	308,571
Prepaid expenses	31,602
Total Assets	506,441,837
LIABILITIES:
Payable for securities purchased	3,677,300
Payable for Fund shares repurchased	599,119
Distributions payable	285,199
Investment management fee payable	270,969
Distribution fees payable	162,004
Payable to broker — variation margin on open futures contracts	42,414
Trustees’ fees payable	8,642
Accrued expenses	516,019
Total Liabilities	5,561,666
TOTAL NET ASSETS	$500,880,171
NET ASSETS:
Par value (Note 7)	$455
Paid-in capital in excess of par value	569,380,794
Undistributed net investment income	129,594
Accumulated net realized loss on investments and futures contracts	(23,746,345)
Net unrealized depreciation on investments and futures contracts	(44,884,327)
TOTAL NET ASSETS	$500,880,171
Shares Outstanding:
Class A	32,354,036
Class B	7,543,856
Class C	5,593,681
Class I	10,882
Net Asset Value:
Class A (and redemption price)	$11.02
Class B*	$10.99
Class C*	$10.96
Class I (and redemption price)	$11.00
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.51

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

See Notes to Financial Statements.

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:
Interest	$19,551,539
Dividends	130,793
Total Investment Income	19,682,332
EXPENSES:
Investment management fee (Note 3)	1,714,710
Distribution fees (Notes 3 and 5)	1,029,810
Transfer agent fees (Note 5)	634,155
Shareholder reports (Note 5)	165,324
Legal fees	32,112
Registration fees	31,007
Audit and tax	16,298
Insurance	6,980
Trustees’ fees	5,101
Custody fees	3,998
Miscellaneous expenses	4,757
Total Expenses	3,644,252
Less: Fees paid indirectly (Note 1)	(92)
Net Expenses	3,644,160
NET INVESTMENT INCOME	16,038,172
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 4):
Net Realized Loss From:
Investment transactions	(928,392)
Futures contracts	(1,678,241)
Net Realized Loss	(2,606,633)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(31,028,244)
Futures contracts	(125,409)
Change in Net Unrealized Appreciation/Depreciation	(31,153,653)
Net Loss on Investments and Futures Contracts	(33,760,286)
DECREASE IN NET ASSETS FROM OPERATIONS	$(17,722,114)

See Notes to Financial Statements.

16	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:
Net investment income	$16,038,172	$32,873,812
Net realized loss	(2,606,633)	(5,151,787)
Change in net unrealized appreciation/depreciation	(31,153,653)	(17,914,676)
Increase (Decrease) in Net Assets From Operations	(17,722,114)	9,807,349
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(15,918,119)	(34,706,691)
Decrease in Net Assets From Distributions to Shareholders	(15,918,119)	(34,706,691)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	30,090,117	122,230,013
Reinvestment of distributions	13,884,613	26,571,050
Cost of shares repurchased	(73,824,533)	(348,998,710)
Decrease in Net Assets From Fund Share Transactions	(29,849,803)	(200,197,647)
DECREASE IN NET ASSETS	(63,490,036)	(225,096,989)
NET ASSETS:
Beginning of period	564,370,207	789,467,196
End of period*	$500,880,171	$564,370,207
*Includes undistributed net investment income of:	$129,594	$9,541

See Notes to Financial Statements.

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	17

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.74	$12.16	$12.42	$12.88	$12.92	$12.88
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.35	0.58	0.57	0.54	0.56	0.58
Net realized and unrealized gain (loss)	(0.72)	(0.38)	(0.22)	(0.31)	0.25	0.08
Total income (loss) from operations	(0.37)	0.20	0.35	0.23	0.81	0.66
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.62)	(0.61)	(0.58)	(0.62)	(0.60)
Net realized gains	—	—	—	(0.11)	(0.23)	(0.02)
Total distributions	(0.35)	(0.62)	(0.61)	(0.69)	(0.85)	(0.62)
NET ASSET VALUE, END OF PERIOD	$11.02	$11.74	$12.16	$12.42	$12.88	$12.92
Total return[4]	(3.19)%	1.63%	3.03%	1.82%	6.47%	5.22%
NET ASSETS, END OF PERIOD (MILLIONS)	$357	$399	$435	$461	$438	$420
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.18%[5]	1.10%	1.08%[6]	1.05%	1.06%	1.03%
Net expenses	1.18 [5,7]	1.10 [7]	1.07 [6,8]	1.05	1.05 [8]	1.03
Net investment income	6.24 [5]	4.87	4.78	4.24	4.37	4.45
PORTFOLIO TURNOVER RATE	16%	53%	94%	40%	43%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.06%.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]	2007	2006[3]		2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.71	$12.13	$12.39		$12.85	$12.89	$12.86
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.32	0.50	0.50		0.47	0.50	0.51
Net realized and unrealized gain (loss)	(0.73)	(0.39)	(0.22)		(0.31)	0.24	0.08
Total income (loss) from operations	(0.41)	0.11	0.28		0.16	0.74	0.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.53)	(0.54)		(0.51)	(0.55)	(0.54)
Net realized gains	—	—	—		(0.11)	(0.23)	(0.02)
Total distributions	(0.31)	(0.53)	(0.54)		(0.62)	(0.78)	(0.56)
NET ASSET VALUE, END OF PERIOD	$10.99	$11.71	$12.13		$12.39	$12.85	$12.89
Total return[4]	(3.53)%	0.91%	2.36%		1.27%	5.94%	4.65%
NET ASSETS, END OF PERIOD (MILLIONS)	$83	$97	$125		$161	$182	$208
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.85%[5]	1.80%	1.72%[6]		1.59%	1.56%	1.52%
Net expenses	1.85 [5,7]	1.80 [7]	1.72	[6],8	1.59	1.55 [8]	1.52
Net investment income	5.57 [5]	4.16	4.13		3.70	3.87	3.94
PORTFOLIO TURNOVER RATE	16%	53%	94%		40%	43%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.71% and 1.70%, respectively.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	19

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]		2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.67		$12.09	$12.35	$12.81	$12.87	$12.83
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.32		0.50	0.49	0.46	0.49	0.52
Net realized and unrealized gain (loss)	(0.72)		(0.39)	(0.22)	(0.30)	0.24	0.08
Total income (loss) from operations	(0.40)		0.11	0.27	0.16	0.73	0.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)		(0.53)	(0.53)	(0.51)	(0.56)	(0.54)
Net realized gains	—		—	—	(0.11)	(0.23)	(0.02)
Total distributions	(0.31)		(0.53)	(0.53)	(0.62)	(0.79)	(0.56)
NET ASSET VALUE, END OF PERIOD	$10.96		$11.67	$12.09	$12.35	$12.81	$12.87
Total return[4]	(3.45)%		0.91%	2.34%	1.24%	5.86%	4.80%
NET ASSETS, END OF PERIOD (MILLIONS)	$61		$68	$71	$72	$60	$54
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.83%[5]		1.80%	1.76%[6]	1.69%	1.58%	1.44%
Net expenses	1.83	[5],7	1.80 [7]	1.73 [6,8]	1.69	1.57 [8]	1.44
Net investment income	5.60	[5]	4.18	4.12	3.61	3.85	4.02
PORTFOLIO TURNOVER RATE	16%		53%	94%	40%	43%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.74% and 1.72%, respectively.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]		2007	2006[3]	2005[3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.72		$12.16	$12.41	$12.87	$12.91	$12.87
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.38		0.63	0.63	0.59	0.62	0.63
Net realized and unrealized gain (loss)	(0.73)		(0.41)	(0.22)	(0.31)	0.24	0.08
Total income (loss) from operations	(0.35)		0.22	0.41	0.28	0.86	0.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)		(0.66)	(0.66)	(0.63)	(0.67)	(0.65)
Net realized gains	—		—	—	(0.11)	(0.23)	(0.02)
Total distributions	(0.37)		(0.66)	(0.66)	(0.74)	(0.90)	(0.67)
NET ASSET VALUE, END OF PERIOD	$11.00		$11.72	$12.16	$12.41	$12.87	$12.91
Total return[4]	(3.01)%		1.80%	3.54%	2.23%	6.87%	5.62%
NET ASSETS, END OF PERIOD (MILLIONS)	$0	[5]	$0 [5]	$158	$286	$319	$269
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.78%[6]		0.66%	0.65%[7]	0.65%	0.65%	0.64%
Net expenses	0.78	[6],8	0.66 [8]	0.65 [7,9]	0.65	0.64 [9]	0.64
Net investment income	6.55	[6]	5.13	5.22	4.63	4.79	4.84
PORTFOLIO TURNOVER RATE	16%		53%	94%	40%	43%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Amount represents less than $0.5 million.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.64%.

[8]	There was no impact to the expense ratio as a result of fees paid indirectly.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Investment Grade Bond Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial futures contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

22	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and market risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(e) Security transactions and investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. The amount is shown as a reduction of expenses on the Statement of Operations.

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value

24	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	JUNE 30, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in securities	$497,629,941	$2,639,284	$493,512,521	$1,478,136
Other financial instruments*	(75,213)	(75,213)	—	—
Total	$497,554,728	$2,564,071	$493,512,521	$1,478,136

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Balance as of December 31, 2007	—
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(281,864)
Net purchases (sales)	1,760,000
Transfers in and/or out of Level 3	—
Balance as of June 30, 2008	$1,478,136

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.65%
Over $500 million	0.60

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2008, LMIS and its affiliates received sales charges of approximately $24,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A		CLASS B	CLASS C
CDSCs	$0	*	$20,000	$1,000

*	Amount represents less than $1,000.

Certain officers and Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Investments

During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments and U.S Government & Agency Obligations (excluding short-term investments) were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS
Purchases	$71,922,590	$10,019,550
Sales	90,610,539	25,036,660

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,781,960
Gross unrealized depreciation	(48,591,074)
Net unrealized depreciation	$(44,809,114)

26	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

At June 30, 2008, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Eurodollar	285	9/08	$69,530,738	$69,162,375	$(368,363)
Eurodollar	298	3/09	71,712,677	72,026,600	313,923
U.S. Treasury 5-Year Notes	141	9/08	15,650,713	15,588,211	(62,502)
					(116,942)
Contracts to Sell:
U.S. Treasury Bonds	20	9/08	2,302,525	2,311,875	(9,350)
U.S. Treasury 10-Year Notes	528	9/08	60,201,829	60,150,750	51,079
					41,729
Net Unrealized Loss on Open Futures Contracts					$(75,213)

5. Class specific expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$470,728	$320,572	$148,250
Class B	334,976	175,084	12,501
Class C	224,106	138,406	4,570
Class I	—	93	3
Total	$1,029,810	$634,155	$165,324

6. Distributions to shareholders by class

	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
Net investment income:
Class A	$11,667,935	$21,592,144
Class B	2,467,699	4,862,742
Class C	1,776,188	3,138,399
Class I	6,297	5,113,406
Total	$15,918,119	$34,706,691

7. Shares of beneficial interest

At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JUNE 30, 2008		YEAR ENDED DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,493,570	$17,090,064	5,297,436	$63,684,687
Shares issued on reinvestment	896,762	10,188,469	1,573,540	18,846,853
Shares repurchased	(4,018,719)	(45,780,769)	(8,624,713)	(103,537,538)
Net decrease	(1,628,387)	$(18,502,236)	(1,753,737)	$(21,005,998)
Class B
Shares sold	333,142	$3,816,768	738,196	$8,843,172
Shares issued on reinvestment	192,638	2,183,422	352,813	4,217,348
Shares repurchased	(1,251,609)	(14,278,800)	(3,149,875)	(37,738,628)
Net decrease	(725,829)	$(8,278,610)	(2,058,866)	$(24,678,108)
Class C
Shares sold	809,601	$9,183,285	1,903,815	$22,730,914
Shares issued on reinvestment	133,574	1,508,638	224,849	2,676,662
Shares repurchased	(1,198,352)	(13,618,712)	(2,172,469)	(25,889,557)
Net decrease	(255,177)	$(2,926,789)	(43,805)	$(481,981)
Class I
Shares sold	—	—	2,226,474	$26,971,240
Shares issued on reinvestment	358	$4,084	69,650	830,187
Shares repurchased	(13,128)	(146,252)	(15,309,864)	(181,832,987)
Net decrease	(12,770)	$(142,168)	(13,013,740)	$(154,031,560)

8. Capital loss carryforward

At December 31, 2007, the Fund had a net capital loss carryforward of approximately $16,152,630, of which $13,489,887 expires in 2014, $2,662,743 expires in 2015. These amounts will be available to offset any future taxable gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets, Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

28	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent,

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

30	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

12. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on

32	Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report

the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

13. Subsequent event

Effective September 2, 2008, the name of the Fund is Legg Mason Partners Corporate Bond Fund. The Fund’s current investment objective, strategies and management remain unchanged.

Legg Mason Partners Investment Grade Bond Fund 2008 Semi-Annual Report	33

Legg Mason Partners Investment Grade Bond Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PNC Global Investment Servicing (formerly, PFPC Inc.)

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Investment Grade Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Legg Mason Partners Investment Grade Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02352 8/08 SR08-635

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date:	August 28, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Income Trust

Date:	August 28, 2008